Administrative Expenses	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative Expenses

NOTE E – ADMINISTRATIVE EXPENSES

Administrative fees paid directly by the Plan to Raymond James Financial Services for investment advisory and other administrative services were $86,499, $82,400, and $86,965 during the years ended December 31, 2024, 2023 and 2022, respectively.

Administrative fees paid directly by the Plan to Smith Leonard PLLC for audit services were $1,000, $2,000 and $15,000 during the years ended December 31, 2024, 2023, and 2022, respectively.

Administrative fees paid directly by the Plan to GreerWalker LLP for audit services were $27,000 and $25,000 during the years ended December 31, 2024 and 2023, respectively.

Administrative fees paid directly by the Plan to Empower Annuity Insurance Company of America were $13,950, $12,594 and $7,025, during the years ended December 31, 2024, 2023 and 2022, respectively.

Administrative fees paid directly by the Plan to Great-West Life & Annuity Insurance Company was $4,540 during the year ended December 31, 2022.